SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising and Promotion (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising and promotional expense	$ 240,000	$ 146,000